LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED APRIL 14, 2020

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The following disclosure supplements the “Management” section of each Fund’s Summary Prospectus and Prospectus and the “More on fund management” section of each Fund’s Prospectus:

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, Legg Mason Partners Fund Advisor, LLC and the subadviser(s), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated in the latter part of 2020.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the management and subadvisory agreements. Therefore, the fund’s Board of Trustees/Directors has approved new management and subadvisory agreements that will be presented to the shareholders of the fund for their approval. Additional informational materials will be mailed to shareholders.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund (to be renamed Western Asset Ultra-Short Income Fund on or about April 22, 2020)	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2020
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2020
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

Fund	Date of Summary Prospectus and Prospectus

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2019
Western Asset Institutional Liquid Reserves	December 27, 2019
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2019
Western Asset Institutional U.S. Treasury Reserves	December 27, 2019
Western Asset Premier Institutional Government Reserves	October 28, 2019
Western Asset Premier Institutional Liquid Reserves	October 28, 2019
Western Asset Premier Institutional U.S. Treasury Reserves	October 28, 2019
Western Asset Select Tax Free Reserves	December 27, 2019
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2019
Western Asset New York Tax Free Money Market Fund	December 27, 2019
Western Asset Prime Obligations Money Market Fund	December 27, 2019
Western Asset Tax Free Reserves	December 27, 2019
Western Asset U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2019
Western Asset Premium U.S. Treasury Reserves	December 27, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

WASX590423

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